PROVISIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for reduced warranty claims	$ 50,000
Legal proceedings provision	735,000	$ 0
Additional Restructuring Costs	2,900,000	$ 0
Site Transfer Costs Related To The Impairment Of Plant & Equipment [Member]
Disclosure of other provisions [line items]
Legal proceedings provision	700,000
Additional Restructuring Costs	1,600,000
Fitzgerald Industries
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	150,000
Fitzgerald Industries | Within One Year [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	75,000
Fitzgerald Industries | More Than One Year [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	$ 75,000